FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4. FAIR VALUE MEASUREMENTS

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2024 and 2023.

(in US$ thousands)	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$34,781	$34,781	$38,470	$38,470
Accounts receivable	141	141	227	227
Restricted cash	313	313	313	313
Refundable deposits	182	182	193	193
Investment in securities - noncurrent	5,441	5,441	5,777	5,777
Financial liabilities
Accounts payable	38	38	44	44
Accrued expenses	745	745	1,182	1,182
Lease liabilities - current and noncurrent	500	500	970	970

The carrying amounts shown in the table are included in the consolidated balance sheets under the indicated captions.

The fair values of the financial instruments shown in the above table as of December 31, 2024 and 2023 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an arm’s length transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. In situations where there is little market activity for the asset or liability at the measurement date, the fair value measurement reflects our Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by us based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•
Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, accrued expenses: The carrying amounts, at face value or cost plus accrued interest, approximate fair value because of the short maturity of these instruments.
•
Refundable deposits: Measurement of refundable deposits with no fixed maturities is based on carrying amounts.
•
Investment in securities – current and noncurrent: Valuation techniques are applied for measurement of debt and equity securities.
•
Lease liabilities: Measured at discounted amounts of lease payments.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2024
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - noncurrent	—	—	5,441	5,441
	$—	$313	$5,441	$5,754

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2023
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - noncurrent	—	—	5,777	5,777
	$—	$313	$5,777	$6,090

Our Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 3 for the years ended December 31, 2024 and 2023.

Level 2 measurements:

Cash equivalents – time deposits and restricted cash – time deposits are interest-earning deposits in banks, and the cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation techniques are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Level 3 measurements:

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2024 and 2023, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	2024
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$5,548	$229
Purchase	1,063	—
Disposal or repayment	—	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	(161)
included in other comprehensive income - unrealized gain (loss) on security	(865)	—
included in other comprehensive income - foreign currency items	(362)	(11)
Balance at end of year	$5,384	$57
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$(161)

(in US$ thousands)	2023
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$7,950	$2,371
Purchase	105	—
Disposal or repayment	(1,000)	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	(2,110)
included in other comprehensive income - unrealized gain (loss) on security	(1,453)	—
included in other comprehensive income - foreign currency items	(54)	(32)
Balance at end of year	$5,548	$229
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$(2,110)

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2024 and 2023 are shown below:

Investment in securities - Level 3 financial assets

Sensitivity of the Input to Fair Value

					Changes of Fair Value (in US$ thousands)
Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate for debt investment	Rate for equity investment	If the Rate of Input changes by -1%	If the Rate of Input changes by +1%
December 31, 2024	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$324 Equity securities: +$28	Debt securities: -$352 Equity securities: -$20
		Discount for lack of marketability	13%	From13.0% to 48.0% for different scenarios	Debt securities: +$62 Equity securities: +$1	Debt securities: -$62 Equity securities: -$1
		Volatility	29%	29%	Debt securities: +$99 Equity securities: -$1	Debt securities: -$36 Equity securities: +$2
December 31, 2023	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$90 Equity securities: +$67	Debt securities: -$121 Equity securities: -$58
		Discount for lack of marketability	12%	From 12.0% to 30.0% for different scenarios	Debt securities: +$63 Equity securities: +$4	Debt securities: -$63 Equity securities: -$3
		Volatility	29%	29%	Debt securities: +$22 Equity securities: +$3	Debt securities: -$86 Equity securities: -$2

When estimating the value of the early stage enterprise, in the absence of observable market prices or a recent financing transaction, we obtained sufficient financial and operational information from the issuer’s company, using the income approach as our primary method, which reflects the close relationship between the future cash generating ability of the issuer’s company and respective enterprise value. As the issuer’s company was still at its early stage of development with limited historical track record, market multiples were conducted for supplementary reference only.

The derived enterprise value was then served as a reasonable basis for the subsequent equity value allocation exercise to estimate the portion assignable to the issuer’s convertible note and respective share categories as of the measurement date by applying a hybrid method of Probability Weighted Expected Return Method (“PWERM”) and Option Pricing Method (“OPM”). Such hybrid method estimates the probability weighted value across multiple scenarios, using OPM to estimate the allocation of value within one or more of those scenarios.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis include measuring impairment when required for long-lived assets. Our Company's long-lived assets measured at fair value on a nonrecurring basis include property, plant, and equipment, intangible assets, operating lease ROU assets, and prepaid licensing and royalty fees.

No assets and liabilities measured at fair value on a nonrecurring basis were determined to be impaired as of December 31, 2024 and 2023.